Risks Arising from Financial Instruments - Summary of Nominal Contractual Maturities of Non-Derivative Financial Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Non-derivative financial liabilities
Finance lease liabilities	$ (213)	$ (234)
Bank overdraft	(117)	(184)
Net carrying amount [member]
Non-derivative financial liabilities
Secured bank loans	(502)	(862)
Commercial papers	(1,870)	(2,053)
Unsecured bank loans	(892)	(9,662)
Unsecured bond issues	(112,837)	(109,627)
Unsecured other loans	(68)	(122)
Finance lease liabilities	(213)	(234)
Bank overdraft	(117)	(184)
Trade and other payables	(26,167)	(24,879)
Non-derivative financial liabilities	(142,666)	(147,623)
Derivative financial assets/(liabilities)
Interest rate derivatives	(96)	(267)
Foreign exchange derivatives	(61)	47
Cross currency interest rate swaps	(897)	(32)
Commodity derivatives	179	125
Equity derivatives	(1,036)	(490)
Derivative financial assets/(liabilities)	(1,911)	(617)
Of which: directly related to cash flow hedges	(20)	28
Contractual cash flows [member]
Non-derivative financial liabilities
Secured bank loans	(590)	(937)
Commercial papers	(1,871)	(2,054)
Unsecured bank loans	(927)	(11,057)
Unsecured bond issues	(167,056)	(162,300)
Unsecured other loans	(114)	(279)
Finance lease liabilities	(301)	(346)
Bank overdraft	(117)	(184)
Trade and other payables	(26,628)	(25,398)
Non-derivative financial liabilities	(197,604)	(202,555)
Derivative financial assets/(liabilities)
Interest rate derivatives	(101)	(269)
Foreign exchange derivatives	(52)	42
Cross currency interest rate swaps	(1,043)	(58)
Commodity derivatives	143	117
Equity derivatives	(1,134)	(499)
Derivative financial assets/(liabilities)	(2,187)	(667)
Of which: directly related to cash flow hedges	(29)	6
Less than 1 year [Member]
Non-derivative financial liabilities
Secured bank loans	(318)	(676)
Commercial papers	(1,871)	(2,054)
Unsecured bank loans	(761)	(1,618)
Unsecured bond issues	(8,951)	(7,284)
Unsecured other loans	(17)	(27)
Finance lease liabilities	(42)	(44)
Bank overdraft	(117)	(184)
Trade and other payables	(24,756)	(23,717)
Non-derivative financial liabilities	(36,833)	(35,604)
Derivative financial assets/(liabilities)
Interest rate derivatives	(9)	5
Foreign exchange derivatives	(59)	44
Cross currency interest rate swaps	65	22
Commodity derivatives	139	107
Equity derivatives	(1,134)	(499)
Derivative financial assets/(liabilities)	(998)	(321)
Of which: directly related to cash flow hedges	64	176
1-2 years [Member]
Non-derivative financial liabilities
Secured bank loans	(137)	(116)
Unsecured bank loans	(129)	(535)
Unsecured bond issues	(13,951)	(10,262)
Unsecured other loans	(23)	(41)
Finance lease liabilities	(42)	(42)
Trade and other payables	(476)	(449)
Non-derivative financial liabilities	(14,758)	(11,445)
Derivative financial assets/(liabilities)
Interest rate derivatives	(21)	3
Foreign exchange derivatives	7	(2)
Cross currency interest rate swaps	(128)	(97)
Commodity derivatives	4	10
Derivative financial assets/(liabilities)	(138)	(86)
Of which: directly related to cash flow hedges	5	(112)
2-3 years [member]
Non-derivative financial liabilities
Secured bank loans	(23)	(33)
Unsecured bank loans	(37)	(365)
Unsecured bond issues	(12,908)	(13,713)
Unsecured other loans	(13)	(33)
Finance lease liabilities	(32)	(44)
Trade and other payables	(207)	(209)
Non-derivative financial liabilities	(13,220)	(14,397)
Derivative financial assets/(liabilities)
Interest rate derivatives	(14)	(13)
Cross currency interest rate swaps	114
Derivative financial assets/(liabilities)	100	(13)
Of which: directly related to cash flow hedges	2	(2)
3-5 years [member]
Non-derivative financial liabilities
Secured bank loans	(42)	(32)
Unsecured bank loans		(8,535)
Unsecured bond issues	(24,655)	(25,383)
Unsecured other loans	(7)	(41)
Finance lease liabilities	(40)	(70)
Trade and other payables	(289)	(331)
Non-derivative financial liabilities	(25,033)	(34,392)
Derivative financial assets/(liabilities)
Interest rate derivatives	16	(35)
Cross currency interest rate swaps	(904)	55
Derivative financial assets/(liabilities)	(888)	20
Of which: directly related to cash flow hedges	4
Greater than 5 years [Member]
Non-derivative financial liabilities
Secured bank loans	(70)	(80)
Unsecured bank loans		(4)
Unsecured bond issues	(106,591)	(105,658)
Unsecured other loans	(54)	(137)
Finance lease liabilities	(145)	(146)
Trade and other payables	(900)	(692)
Non-derivative financial liabilities	(107,760)	(106,717)
Derivative financial assets/(liabilities)
Interest rate derivatives	(73)	(229)
Cross currency interest rate swaps	(190)	(38)
Derivative financial assets/(liabilities)	(263)	(267)
Of which: directly related to cash flow hedges	$ (104)	$ (56)